Document and Entity Information (USD $)	3 Months Ended
Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	BANCORP ENERGY INC
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Entity Central Index Key	0000915337
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	142,894
Entity Public Float	$ 100,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2

BANCORP ENERGY, INC BALANCE SHEETS (06/30/2011 Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Accounts payable		$ 3,500
Due to related party	15,375	11,875
Total current liabilities	15,375	15,375
Notes payable to related parties	795,000	795,000
Accrued interest on related party notes	97,875	97,875
Total Liabilities	908,250	908,250
December 31, 2010	$ 11,990,765	$ 11,990,765
Additional paid-in capital	(12,797,015)	(12,797,015)
Retained earnings (Accumulated Deficit)	102,000	102,000
Total shareholders' equity	$ (908,250)	$ (908,250)

BANCORP ENERGY, INC. AND SUBSIDIARIES - STATEMENTS OF INCOME (06/30/2011 Unaudited) (USD $)	3 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Professional fees	$ 15,375
Total expenses	15,375
Interest expense	82,625
Total other income/ (expense)	102,000
Net loss	$ (102,000)
Weighted average number of common shares outstanding	142,894	142,894

BANCORP ENERGY, INC.AND SUBSIDIARIES- STATEMENTS OF CASH FLOWS (06/30/2011 and 06/30/2010 Unaudited) (USD $)	3 Months Ended
Jun. 30, 2011
Net loss	$ (102,000)
Accounts payable & Accrued Expenses	3,500
Accured Interest on Notes - related parties	44,125
Accrued Interest on Convertible Note	$ 54,375

Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements
Liquidity Disclosure [Policy Text Block]

NOTE 2 - GOING CONCERN

The Company's financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it becomes profitable. If the Company is unable to obtain adequate capital, it could be forced to cease operations.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management’s plan is to obtain such resources for the Company by obtaining capital from management and significant shareholders sufficient to meet its minimal operating expenses and seeking equity and/or debt financing. However management cannot provide any assurances that the Company will be successful in accomplishing any of its plans.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plan described in the preceding paragraph and eventually secure other sources of financing and attain profitable operations. The accompanying financial statements do not include any adjustments that may be necessary if the Company is unable to continue as a going concern.

Equity	3 Months Ended
Jun. 30, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]	NOTE 3 – SHAREHOLDERS’ EQUITY No additional common shares were issued for any reason during the three months ended June 30, 2011.

Related Party Disclosures	3 Months Ended
Jun. 30, 2011
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]

NOTE 4 – RELATED PARTY TRANSACTIONS

In March 2002, the Company entered into a  $150,000 convertible promissory note with an entity affiliated with the Company’s CEO. The note is convertible at a rate of  $0.05 per share at the option of the holder for a total of 3,000,000 shares of common stock. Annual interest of 5% is accrued on the principal quarterly. If not sooner converted into common stock, the principal and interest are due March 1, 2010. An amendment to this note was signed by both parties on March 1, 2010 which extended the maturity date of the note to March 1, 2015. At June 30, 2011, the Company had accrued  $65,625 in interest. The Company’s officers and directors have resolved to provide for various expenses incurred by the Company

Subsequent Events	3 Months Ended
Jun. 30, 2011
Subsequent Events
Schedule of Subsequent Events [Table Text Block]	NOTE 5 – SUBSEQUENT EVENTS Management has reviewed material subsequent events in accordance with FASB ASC 855 “Subsequent Events”. No additional disclosure is required.